SCHEDULE OF OTHER LEASE INFORMATION (Details)	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Weighted-average remaining lease term - operating leases	4 years	4 years 6 months
Weighted-average discount rate - operating leases	3.625%	3.625%